Catalyst/Auctos Multi-Strategy Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst/Auctos Multi-Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 14, 2015 (SEC Accession No. 0001580642-15-003479).